UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended September 30, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—98.8%
COMMON STOCKS—80.4%
ARGENTINA—1.4%
134,700	BBVA Banco Frances SA, ADR	Banks— 1.2%	$2,746,533
11,171	Globant SA (a)	Software— 0.2%	447,622
			3,194,155

BRAZIL—43.6%
1,658,041	Ambev SA	Beverages— 4.9%	11,014,692
414,554	Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods— 2.9%	6,544,590
827,563	B3 SA - Brasil Bolsa Balcao	Capital Markets— 2.8%	6,258,034
24,000	Banco Bradesco SA	Banks— 0.1%	253,098
425,970	BRF SA (a)	Food Products— 2.7%	6,142,447
285,586	Cia Hering	Specialty Retail— 1.1%	2,565,373
255,000	Iguatemi Empresa de Shopping Centers SA	Real Estate Management & Development— 1.4%	3,160,981
81,500	Itau Unibanco Holding SA	Banks— 0.4%	988,144
471,600	Linx SA	Software— 1.3%	2,912,554
290,042	Localiza Rent a Car SA	Road & Rail— 2.3%	5,284,980
1,085,113	Lojas Renner SA	Multiline Retail— 5.5%	12,354,696
402,334	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development— 4.1%	9,315,363
720,887	Odontoprev SA	Health Care Providers & Services— 1.6%	3,512,081
299,912	TOTVS SA	Software— 1.3%	2,963,941
42,800	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels— 0.4%	1,017,719
311,000	Ultrapar Participacoes SA, ADR	Oil, Gas & Consumable Fuels— 3.3%	7,408,020
647,795	Vale SA, ADR	Metals & Mining— 2.9%	6,523,296
363,632	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	Commercial Services & Supplies— 1.0%	2,337,606
671,394	WEG SA	Machinery— 2.0%	4,536,517
272,700	Wilson Sons Ltd., BDR	Transportation Infrastructure— 1.6%	3,630,088
			98,724,220

CHILE—9.4%
33,039,969	Banco Santander Chile	Banks— 1.1%	2,435,991
87,000	Banco Santander Chile, ADR	Banks— 1.1%	2,584,770
206,000	Embotelladora Andina SA, ADR, Class A (b)	Beverages— 2.3%	5,121,160
1,380,000	Parque Arauco SA	Real Estate Management & Development— 1.7%	3,816,265
740,000	S.A.C.I. Falabella	Multiline Retail— 3.2%	7,197,094
			21,155,280

COLOMBIA—1.4%
290,000	Bancolombia SA	Banks— 1.4%	3,233,178

ITALY—1.6%
124,000	Tenaris SA, ADR	Energy Equipment & Services— 1.6%	3,510,440

MEXICO—20.9%
729,100	Arca Continental SAB de CV	Beverages— 2.2%	4,977,178
94,102	Fomento Economico Mexicano SAB de CV, ADR	Beverages— 4.0%	8,989,564

See Notes to Portfolio of Investments.

Aberdeen Latin America Equity Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of September 30, 2017

91,681		Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure— 1.8%	$4,069,719
26,434		Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	Transportation Infrastructure— 2.2%	5,044,136
1,245,697		Grupo Financiero Banorte SAB de CV, Class O	Banks— 3.8%	8,576,224
937,000		Grupo Financiero Santander Mexico SAB de CV	Banks— 0.8%	1,901,786
1,248,095		Grupo Lala SAB de CV	Food Products— 0.9%	2,115,799
1,766,200		Hoteles City Express SAB de CV (a)	Hotels, Restaurants & Leisure— 0.9%	2,100,818
1,079,900		Kimberly-Clark de Mexico SAB de CV	Household Products— 1.0%	2,200,719
446,600		Organizacion Soriana SAB de CV, Class B (a)	Food & Staples Retailing— 0.5%	1,032,747
2,777,200		Wal-Mart de Mexico SAB de CV	Food & Staples Retailing— 2.8%	6,359,651
				47,368,341

PERU—2.1%
1,255,674		Cementos Pacasmayo SAA	Construction Materials— 1.4%	3,231,118
272,283		Fossal SAA (a)	Metals & Mining— —%	30,027
321,511		Grana y Montero SAA, ADR (a)	Construction & Engineering— 0.7%	1,546,468
				4,807,613
		Total Common Stocks		181,993,227

PREFERRED STOCKS—18.4%
BRAZIL—17.7%
1,527,685		Banco Bradesco SA, Preferred Shares	Banks— 7.4%	16,906,480
764,700		Bradespar SA, Preferred Shares	Metals & Mining— 2.6%	5,818,881
1,236,444		Itau Unibanco Holding SA, ADR, Preferred Shares	Banks— 7.5%	16,939,283
143,000		Itausa - Investimentos Itau SA	Banks— 0.2%	498,016
				40,162,660

CHILE—0.7%
318,000		Embotelladora Andina SA, Class B, Preferred Shares	Beverages— 0.7%	1,485,043
		Total Preferred Stocks		41,647,703

PRIVATE EQUITY—0.0%
GLOBAL—0.0%*
2,237,292	(c)	Emerging Markets Ventures I, L.P. (a)(d)(e)(f)(g)(h)	Private Equity— —%	34,588
		Total Private Equity—0.0% (cost $762,816)		34,588
		Total Long-Term Investments—98.8% (cost $161,335,327)		223,675,518

SHORT-TERM INVESTMENT—0.4%
UNITED STATES—0.4%
998,001		State Street Institutional U.S. Government Money Market Fund(i)		998,001
		Total Short-Term Investment—0.4% (cost $998,001)		998,001
		Total Investments—99.2% (cost $162,333,328) (j)		224,673,519
		Other Assets in Excess of Liabilities—0.8%		1,727,036
		Net Assets—100.0%		$226,400,555

(a)	Non-income producing security.

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2017

(b)	This share class contains full voting rights and no preference on dividends. The two share classes of this company are formally labeled as preferred.
(c)	Represents contributed capital.
(d)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(e)	Illiquid security.
(f)	In liquidation.
(g)	As of September 30, 2017, the aggregate amount of open commitments for the Fund is $262,708.
(h)	Restricted security, not readily marketable. See Note (b) of the accompanying Notes to Portfolio of Investments.
(i)	Registered investment company advised by State Street Global Advisors.
(j)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

September 30, 2017

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.02% of the net assets of the Fund as of September 30, 2017. The private equity private placement security in which the Fund is invested is deemed to be a restricted security. In the absence of a readily ascertainable market value, this security is valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although this security may be resold in privately negotiated transactions, the price realized on such sale could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material. This security is stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying fund as a practical expedient. In determining the fair value of this investment, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to,

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2017

the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Other	$223,640,930	$—	$—	$223,640,930
Short-Term Investment	998,001	—	—	998,001
Total	$224,638,931	$—	$—	$224,638,931
Private Equity (a)				34,588
Total Investments				$224,673,519

Amounts listed as “-” are $0 or round to $0.

(a)         Private Equity investments are measured at the net asset valuations, as a practical expedient for fair value, and are not required to be classified in the fair value hierarchy as per Accounting Standards Update 2015-07. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Portfolio of Investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended September 30, 2017, there were no transfers between Levels 1, 2 or 3. For the period ended September 30, 2017, there were no significant changes to the fair valuation methodologies.

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2017

Security (1)	Acquisition Date(s)	Total Commitments	Cost	Fair Value At 9/30/17	Percent of Net Assets	Cumulative Distributions Received (2)
Emerging Markets Ventures I, L.P. (3)	01/22/98 – 01/10/06	$2,500,000	$762,816	$34,588	0.02%	$2,581,622
Total		$2,500,000	$762,816	$34,588	0.02%	$2,581,622

(1) Emerging Markets Ventures I, L.P. is in liquidation.

(2) Cumulative Distributions include distributions received from income, realized gains or return of capital. Distributions from return of capital will reduce the cost basis of the security.

(3) Emerging Markets Ventures I, L.P. has open commitments of $262,708.

The Fund may incur certain costs in connection with the disposition of the above securities.

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Latin America Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 27, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 27, 2017